Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Summary of employee benefits charged to operating expenses

(in thousands)	2012	2011	2010
Payroll taxes	$1,127	$1,098	$1,105
Medical plans	1,772	1,676	1,545
401k match	298	291	319
Pension plan	1,224	907	864
Profit-sharing	58	0	0
Other	318	250	162

Total employee benefits	$4,797	$4,222	$3,995

Obligations and Funded Status

(in thousands)	2012	2011
Change in projected benefit obligation:
Balance, January 1	$14,217	$10,655
Service cost	1,168	931
Interest cost	667	604
Actuarial (gain) loss	(458)	2,240
Benefits paid	(252)	(213)

Balance, December 31	$15,342	$14,217

Change in plan assets:
Fair value, January 1	$10,034	$9,296
Actual gain (loss) return on plan assets	1,193	(54)
Employer contribution	766	1,005
Expenses paid	(34)	0
Benefits paid	(252)	(213)

Fair value, December 31	$11,707	$10,034

Funded status at end of year	$(3,635)	$(4,183)

Accumulated benefit obligation	$12,564	$10,762

Components of net pension cost

(in thousands)	2012	2011	2010
Service cost—benefits earned during the year	$1,168	$931	$844
Interest costs on projected benefit obligations	668	604	556
Expected return on plan assets	(776)	(706)	(614)
Expected administrative expenses	40	0	0
Amortization of prior service cost	78	78	78
Amortization of unrecognized net loss	46	0	0

Net periodic pension expense	$1,224	$907	$864

Amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive income (loss)

(in thousands)	2012	2011
Prior service costs	$(600)	$(679)
Net accumulated actuarial net loss	(1,849)	(2,777)

Accumulated other comprehensive loss	(2,449)	(3,456)
Net periodic benefit cost in excess of cumulative employer contributions	(1,185)	(727)

Net amount recognized at December 31, balance sheet	$(3,634)	$(4,183)

Net gain (loss) arising during period	$881	$(3,001)
Prior service cost amortization	79	79
Amortization of net actuarial loss	46	0

Total recognized in other comprehensive income (loss)	$1,006	$(2,922)

Total recognized in net periodic pension cost and other comprehensive income (loss)	$218	$3,829

Assumptions utilized to determine benefit obligations and determination of Pension expense

	2012	2011	2010
Determination of benefit obligation at year end:
Discount rate	4.25%	4.75%	5.75%
Annual rate of compensation increase	3.61%	4.50%	4.50%

Determination of pension expense for year ended:
Discount rate for the service cost	4.75%	5.75%	5.75%
Annual rate of compensation increase	3.61%	4.50%	4.50%
Expected long-term rate of return on plan assets	7.00%	7.00%	7.00%

Fair value of the pension plan assets by asset category

	Fair Value Measurements
(in thousands)	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012
Cash equivalents	$485	$485	$0	$0
Equity securities:
U.S. large-cap (a)	4,335	4,335	0	0
U.S. mid-cap (b)	575	575	0	0
U.S. small-cap (c)	635	635	0	0
International (d)	1,670	1,670	0	0
Real estate (e)	395	395	0	0
Commodities (f)	370	370	0	0
Fixed income securities:
U.S. gov’t agency obligations (g)	2,726	0	2,726	0
Corporate investment grade (g)	416	0	416	0
Corporate non-investment grade (g)	100	0	100	0

Total	$11,707	$8,465	$3,242	$0

December 31, 2011
Cash equivalents	$1,791	$1,791	$0	$0
Equity securities:
U.S. large-cap (a)	3,821	3,821	0	0
U.S. mid-cap (b)	502	502	0	0
U.S. small-cap (c)	595	595	0	0
International (d)	1,278	1,278	0	0
Real estate (e)	203	203	0	0
Commodities (f)	198	198	0	0
Fixed income securities:
U.S. gov’t agency obligations (g)	841	0	841	0
Corporate investment grade (g)	653	0	653	0
Corporate non-investment grade (g)	152	0	152	0

Total	$10,034	$8,388	$1,646	$0

(a)	This category comprises of low-cost equity index funds not actively managed that track the S&P 500.
(b)	This category comprises of low-cost equity index funds not actively managed that track the MSCI U.S. mid-cap 450.
(c)	This is comprises of actively managed mutual funds.
(d)	37% of this category is comprised of low-cost equity index funds not actively managed that track the MSCI EAFE.
(e)	This category comprises of low-cost real estate index exchange traded funds.
(f)	This category comprises of exchange traded funds investing in agricultural and energy commodities.
(g)	This category comprises of individual bonds.

Future benefit payments expected to be paid

Year	Pension benefits
(in thousands)
2013	$336
2014	428
2015	452
2016	462
2017	561
2018 to 2022	3,712